Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Increase in deferred mobilization and contract preparation costs	$ 33.9	$ 15.9
Additional deferred contract preparation and mobilization costs	70.6	28.5
Capitalized contract cost, amortization	$ 36.7	$ 12.6